COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance lease | vessel	7	7
Number of vessels under operating lease from third parties | vessel	1
Drydock expenses
Unrecorded Unconditional Purchase Obligation [Line Items]
Firm commitments	$ 7,800,000
Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum liability under this guarantee	4,000,000	$ 4,000,000
Amount payable under guarantee	$ 0	$ 0
Frontline And Trafigura | Performance Guarantee
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary			$ 20,000,000	$ 30,000,000